Federated Hermes Sustainable High Yield Bond Fund, Inc.
(formerly, Federated Hermes High Income Bond Fund, Inc.)
Portfolio of Investments
June 30, 2023 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.2%
	Aerospace/Defense—0.9%
$ 1,750,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 1,743,022
200,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	201,008
400,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	396,769
1,900,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	1,794,284
	TOTAL	4,135,083
	Airlines—0.2%
725,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	718,903
	Automotive—6.8%
225,000	Adient Global Holdings Ltd., Sec. Fac. Bond, 144A, 7.000%, 4/15/2028	227,698
2,550,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,425,333
425,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	432,089
388,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	382,774
500,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	415,560
750,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	711,132
2,500,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	2,042,561
825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.700%, 8/10/2026	737,335
1,925,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	1,791,798
1,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	1,304,612
1,325,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	1,283,367
900,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	822,640
1,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	1,158,336
1,925,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	1,787,120
1,550,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	1,508,816
675,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	639,436
1,200,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	1,129,781
1,275,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,183,995
6,575,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	6,598,085
1,875,000	Schaeffler Verwaltung ZW, 144A, 4.750%, 9/15/2026	1,731,544
2,100,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/14/2028	2,128,736
350,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	356,349
	TOTAL	30,799,097
	Banking—0.3%
1,500,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	1,445,497
	Building Materials—3.9%
200,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	171,006
525,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	478,977
750,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	709,739
750,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	593,734
2,375,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	1,867,047
2,150,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	1,797,970
1,525,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	1,345,042
725,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	588,887
275,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	227,230
1,850,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	1,599,316

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 1,850,000		Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	$ 1,600,134
775,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	624,761
675,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	585,223
2,975,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	2,838,179
1,675,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	1,520,205
1,000,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	958,965
		TOTAL	17,506,415
		Cable Satellite—7.5%
175,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	170,788
425,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	339,758
1,400,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	1,133,818
725,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	548,678
1,650,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,375,425
675,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	530,786
1,325,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,134,178
300,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	244,965
1,525,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,391,014
2,450,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	2,284,061
2,125,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	1,923,178
2,450,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	2,221,685
1,750,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	1,532,926
1,150,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	0
750,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	0
325,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	0
575,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	515,391
1,750,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	1,354,933
925,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	804,697
1,025,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	837,891
725,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	654,676
3,800,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,514,240
3,775,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	3,111,431
1,700,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	1,355,079
400,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	335,688
1,600,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	1,448,789
525,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	424,966
200,000		Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	166,513
1,525,000		VZ Secured Financing BV, Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	1,229,846
3,325,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	3,055,776
		TOTAL	33,641,176
		Chemicals—2.6%
600,000		Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	566,156
800,000		Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	681,736
325,000		Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	293,312
2,525,000		Diamond BC BV, Sr. Unsecd. Note, 144A, 4.625%, 10/1/2029	2,548,701
1,375,000		Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	1,200,995
2,575,000		Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	1,998,187
1,175,000		Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	929,950
1,050,000		Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	1,025,377
1,300,000		Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	941,462
375,000		WR Grace Holdings LLC, 144A, 4.875%, 6/15/2027	348,256

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 250,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	$ 245,220
925,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	758,731
	TOTAL	11,538,083
	Construction Machinery—1.6%
1,900,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	1,647,072
2,250,000	Ritchie Bros Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/15/2028	2,270,631
275,000	Ritchie Bros Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 3/15/2031	285,636
650,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	576,249
1,400,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,333,542
1,300,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	1,242,119
	TOTAL	7,355,249
	Consumer Cyclical Services—3.2%
275,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	261,314
1,750,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,293,601
3,725,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	3,298,071
350,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	320,565
450,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	447,161
1,600,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,312,732
1,450,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	1,378,863
3,304,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	3,196,036
1,525,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,307,535
250,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	229,898
1,350,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,253,353
	TOTAL	14,299,129
	Consumer Products—1.6%
3,150,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	2,932,931
825,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	720,741
600,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	567,780
1,650,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	1,423,950
1,000,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	893,000
850,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	818,255
	TOTAL	7,356,657
	Diversified Manufacturing—1.2%
3,625,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	3,571,493
200,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	202,287
1,500,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	1,531,434
	TOTAL	5,305,214
	Finance Companies—2.0%
825,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	694,207
1,725,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	1,400,282
1,800,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	1,594,899
450,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	352,436
3,300,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	3,143,670
1,300,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	1,116,037
700,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	639,786
	TOTAL	8,941,317
	Financial Institution - REIT - Other—0.1%
250,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	252,782
	Food & Beverage—1.7%
2,250,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	2,266,583

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—continued
$ 925,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	$ 824,485
75,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	72,373
2,375,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	2,285,629
735,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	718,431
200,000	US Foods, Inc., Sec. Fac. Bond, 144A, 6.250%, 4/15/2025	200,098
400,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	358,898
1,250,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,145,662
	TOTAL	7,872,159
	Gaming—3.2%
1,600,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	1,517,405
475,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	424,842
375,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	376,927
500,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	437,055
1,300,000	Colt Merger Sub., Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	1,316,541
1,175,000	Colt Merger Sub., Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	1,170,616
1,975,000	Colt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	2,023,573
1,000,000	MGM Resorts International, Sr. Unsecd. Note, 4.750%, 10/15/2028	909,003
950,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	953,043
1,650,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	1,355,640
900,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	842,627
1,600,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	1,409,480
100,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	95,640
350,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	307,462
650,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	608,648
500,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	454,385
225,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	217,608
100,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 5.625%, 5/1/2024	99,474
	TOTAL	14,519,969
	Health Care—6.1%
975,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	779,108
600,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 5.125%, 3/1/2030	486,582
775,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	668,995
1,975,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	1,832,450
1,025,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	898,339
700,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	417,798
2,100,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	1,313,802
525,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	463,156
175,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	147,407
825,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	804,381
525,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	414,100
400,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	332,506
1,475,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	1,327,656
250,000	Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	269,526
975,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	966,973
550,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	531,560
600,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	577,668
300,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	303,337
675,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	627,750
300,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	232,500
625,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	369,751

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 500,000		LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	$ 420,033
500,000		MEDNAX, Inc., Sr. Unsecd. Note, 144A, 5.375%, 2/15/2030	460,525
1,275,000		Mozart Debt Merger Sub., Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	1,109,260
5,600,000		Mozart Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	4,864,883
450,000		MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	384,077
450,000		MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	339,246
375,000		Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	353,775
750,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	678,291
775,000		Tenet Healthcare Corp., 4.875%, 1/1/2026	755,621
400,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	382,315
850,000		Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	853,133
225,000		Tenet Healthcare Corp., Sr. Secd. Note, 6.125%, 6/15/2030	222,064
2,200,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	2,120,052
100,000		Tenet Healthcare Corp., Term Loan - 1st Lien, 4.625%, 6/15/2028	93,505
750,000		Tenet Healthcare Corp., Term Loan - 2nd Lien, 144A, 6.250%, 2/1/2027	743,155
		TOTAL	27,545,280
		Health Insurance—0.5%
475,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	444,557
1,800,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	1,658,407
		TOTAL	2,102,964
		Independent Energy—2.4%
650,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	602,342
499,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	506,781
575,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	513,579
600,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	581,304
350,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	344,506
225,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	280,000
125,000		Callon Petroleum Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/15/2030	118,104
250,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	243,908
625,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	621,512
625,000	[1,3]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	14,063
175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	166,394
425,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	416,113
250,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	238,422
1,250,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	1,236,406
275,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	269,763
1,300,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	1,354,730
375,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	336,474
525,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	484,822
425,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	375,174
225,000		Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	210,181
450,000		Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	468,914
1,450,000		Tap Rock Resources LLC., Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	1,494,805
		TOTAL	10,878,297
		Industrial - Other—2.1%
2,825,000		Emerald Debt Merger, Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	2,803,813
200,000		Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	176,288
3,475,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	2,818,777
1,875,000		Redwood Star Merger Sub., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	1,689,653
800,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	726,708

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—continued
$ 1,525,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	$ 1,410,720
		TOTAL	9,625,959
		Insurance - P&C—7.9%
3,575,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	3,232,079
3,508,118		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	3,245,009
1,150,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	996,502
2,550,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	2,521,553
5,150,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	4,473,106
950,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	932,366
475,000		Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	490,917
2,075,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	1,863,592
6,525,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	6,515,800
1,100,000		Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	1,123,491
1,200,000		Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	1,210,684
600,000		NFP Corp., Sec. Fac. Bond, 144A, 7.500%, 10/1/2030	581,463
5,325,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	4,629,716
3,650,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	3,627,407
		TOTAL	35,443,685
		Lodging—0.4%
800,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	667,753
300,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	266,554
75,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	74,230
325,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	320,324
625,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	583,325
		TOTAL	1,912,186
		Media Entertainment—7.1%
1,550,000		Audacy Capital Corp., 144A, 6.500%, 5/1/2027	31,085
1,575,000		Audacy Capital Corp., 144A, 6.750%, 3/31/2029	43,675
575,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	395,953
525,000	[1,3]	Diamond Sports Group LLC / Diamond Sports Finance Co., 144A, 5.375%, 8/15/2026	18,047
1,450,000	[1,3]	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	37,398
1,275,000		Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	846,463
1,250,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	1,067,750
175,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	118,863
2,325,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	2,086,783
625,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	478,793
1,712,269		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	1,143,110
1,475,000		Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	1,374,139
350,000		Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	295,190
3,625,000		Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	3,106,217
850,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	738,336
2,250,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	2,099,479
2,700,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	2,271,834
300,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	250,329
2,675,000		ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	2,257,526
375,000		Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	303,158
575,000		Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	405,777
975,000		Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	790,506
150,000		Sinclair Television Group, Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	98,385
400,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	339,424

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 2,450,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	$ 1,415,549
1,375,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	1,218,594
1,675,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	1,446,658
3,525,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	2,475,963
2,675,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	2,301,201
575,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	547,985
1,600,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	1,395,536
400,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	346,184
	TOTAL	31,745,890
	Metals & Mining—0.3%
1,525,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	1,375,239
	Midstream—5.6%
150,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	144,956
625,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	575,265
2,075,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	1,953,613
1,125,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	1,046,453
1,175,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,134,270
2,475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,361,693
550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	558,328
2,725,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	2,314,005
3,225,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	2,782,426
1,225,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	1,160,218
1,225,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	1,109,714
575,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	513,454
248,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	245,485
1,575,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	1,554,960
400,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	349,396
175,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	162,080
1,075,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,007,098
3,500,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	3,390,605
1,225,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	1,170,178
400,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	397,463
925,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	891,085
350,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	337,015
225,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.300%, 2/1/2030	202,218
	TOTAL	25,361,978
	Packaging—6.5%
3,035,107	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	2,463,372
2,900,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	2,300,015
2,225,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	1,887,660
2,050,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,739,192
1,200,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	997,233
750,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	745,312
1,200,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	1,224,982
575,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	563,299
1,150,000	Bway Holding Co., 144A, 7.875%, 8/15/2026	1,143,777
1,750,000	Bway Holding Co., 144A, 9.250%, 4/15/2027	1,617,310
4,875,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	4,308,641
1,525,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	1,479,351
325,000	OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	293,735

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$ 1,100,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	$ 1,103,531
750,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	743,582
850,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	861,687
225,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	209,594
300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	295,572
1,325,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	1,316,676
425,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	408,618
3,500,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	3,373,428
	TOTAL	29,076,567
	Paper—0.4%
1,275,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	1,245,042
275,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	240,844
150,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	129,540
400,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	380,852
	TOTAL	1,996,278
	Pharmaceuticals—2.4%
425,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	260,882
275,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	176,371
1,125,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	483,801
1,075,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	450,253
975,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	420,508
1,575,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	671,249
6,375,000	Grifols Escrow Issuer SA, Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	5,539,492
350,000	Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	311,012
2,075,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	1,714,706
625,000	Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	611,744
	TOTAL	10,640,018
	Restaurant—1.9%
375,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.500%, 2/15/2029	329,222
5,025,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	4,306,589
1,000,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	924,543
600,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	579,753
275,000	Yum! Brands, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2031	237,831
1,825,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,651,002
250,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	237,913
350,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	328,085
	TOTAL	8,594,938
	Retailers—1.7%
925,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	889,036
1,550,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,377,537
375,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	326,906
1,250,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	884,560
375,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	257,200
2,700,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	2,257,708
1,500,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	1,456,859
	TOTAL	7,449,806
	Supermarkets—0.5%
525,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	485,383
825,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	714,950
575,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	559,360

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Supermarkets—continued
$ 400,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	$ 401,118
300,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	305,355
	TOTAL	2,466,166
	Technology—11.4%
825,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	729,234
1,000,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	897,500
1,575,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	1,569,732
1,775,000	Central Parent, Inc./Central Merger Sub., Inc., 144A, 7.250%, 6/15/2029	1,756,914
750,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	654,112
2,600,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	2,309,140
2,475,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	2,164,250
1,900,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,717,229
1,025,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	931,109
1,150,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	984,285
1,575,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,390,410
1,575,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	1,360,169
400,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	383,851
700,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	603,918
500,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	459,153
400,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	348,763
175,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	163,644
3,075,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	2,713,939
1,425,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	1,215,197
1,825,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	1,830,041
4,725,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	4,113,384
4,250,000	Minerva Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	3,581,220
1,050,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	938,270
1,225,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	1,085,583
1,375,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	1,197,430
300,000	NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	300,521
550,000	Open Text Corp., 144A, 6.900%, 12/1/2027	560,527
575,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	506,954
250,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 12/1/2029	209,198
550,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	451,631
1,725,000	Picard Midco, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	1,537,546
1,425,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	642,772
2,425,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	2,044,527
1,025,000	Seagate HDD Cayman, Sr. Unsecd. Note, 4.091%, 6/1/2029	902,845
700,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	731,759
1,624,500	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	1,794,371
350,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	313,302
625,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	608,344
125,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	107,049
2,650,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,540,443
450,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	378,331
1,525,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	1,297,791
1,325,000	Veritas US, Inc./Veritas Bermuda Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	1,077,007
275,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	233,923
	TOTAL	51,337,318

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—0.6%
$ 475,000		NextEra Energy Operating Partners L.p., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	$ 441,703
600,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	530,079
1,725,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	1,589,829
250,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	257,626
		TOTAL	2,819,237
		Wireless Communications—0.6%
475,000		Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	479,675
1,100,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	1,124,603
1,300,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	1,195,682
		TOTAL	2,799,960
		TOTAL CORPORATE BONDS (IDENTIFIED COST $475,352,111)	428,858,496
		COMMON STOCKS—0.4%
		Cable Satellite—0.0%
2,207	[2,3]	Intelsat Jackson Holdings S.A.	10,483
		Independent Energy—0.0%
677	[2,3]	Ultra Resources, Inc.	0
		Media Entertainment—0.0%
25,586	[3]	iHeartMedia, Inc.	93,133
		Oil Field Services—0.4%
24,152	[2,3]	Superior Energy Services, Inc.	1,630,260
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,028,394)	1,733,876
		INVESTMENT COMPANY—2.9%
13,238,447		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.19%[4] (IDENTIFIED COST $13,239,099)	13,235,800
		TOTAL INVESTMENT IN SECURITIES—98.5% (IDENTIFIED COST $489,619,604)	443,828,172
		OTHER ASSETS AND LIABILITIES - NET—1.5%[5]	6,557,607
		TOTAL NET ASSETS—100%	$450,385,779
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 3/31/2023	$10,183,585
Purchases at Cost	$41,844,230
Proceeds from Sales	$(38,791,751)
Change in Unrealized Appreciation/Depreciation	$(14)
Net Realized Gain/(Loss)	$(250)
Value as of 6/30/2023	$13,235,800
Shares Held as of 6/30/2023	13,238,447
Dividend Income	$215,938

1	Issuer in default.
2
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$428,858,496	$0	$428,858,496
Equity Securities:
Common Stocks
Domestic	93,133	—	1,630,260	1,723,393
International	—	—	10,483	10,483
Investment Company	13,235,800	—	—	13,235,800
TOTAL SECURITIES	$13,328,933	$428,858,496	$1,640,743	$443,828,172

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind
REIT	—Real Estate Investment Trust